Operating Lease Right-of-use Asset and Operating Lease Liability (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Lease Right-of-use Asset And Operating Lease Liability
Lease borrowing rate	15.00%
Operating lease expense	$ 32,590	$ 32,590
Lease expiration date	Aug. 31, 2022
Security deposit	$ 5,968